Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

	Shares	Value
COMMON STOCKS† - 14.2%
Industrial - 4.2%
United Parcel Service, Inc. — Class B1	25,000	$ 4,678,250
Johnson Controls International plc[1]	60,000	4,173,000
Honeywell International, Inc.[1]	20,000	3,882,600
General Dynamics Corp.[1]	15,000	3,353,700
RTX Corp.[1]	30,000	2,637,900
Total Industrial		18,725,450
Consumer, Non-cyclical - 2.5%
Humana, Inc.[1]	7,500	3,426,225
Merck & Company, Inc.[1]	30,000	3,199,500
AbbVie, Inc.[1]	20,000	2,991,600
Amgen, Inc.[1]	7,000	1,639,050
Total Consumer, Non-cyclical		11,256,375
Energy - 2.0%
Halliburton Co.[1]	100,000	3,908,000
Valero Energy Corp.[1]	20,000	2,578,200
Equities Corp.	60,000	2,530,800
Total Energy		9,017,000
Financial - 1.7%
Bank of America Corp.[1]	100,000	3,200,000
Morgan Stanley[1]	25,000	2,289,000
PNC Financial Services Group, Inc.[1]	13,000	1,779,570
Total Financial		7,268,570
Consumer, Cyclical - 1.6%
Home Depot, Inc.[1]	13,000	4,339,920
Target Corp.[1]	20,000	2,729,400
Total Consumer, Cyclical		7,069,320
Technology - 1.3%
International Business Machines Corp.	30,000	4,325,400
Snowflake, Inc. — Class A*,1	9,000	1,599,390
Total Technology		5,924,790
Communications - 0.6%
Verizon Communications, Inc.[1]	75,000	2,556,000
Basic Materials - 0.3%
ArcelorMittal S.A.[1]	50,000	1,443,000
Total Common Stocks
(Cost $59,898,790)		63,260,505
CONVERTIBLE PREFERRED STOCKS† - 5.3%
Financial - 3.9%
Bank of America Corp.
7.25%[1]	8,125	9,896,250
Wells Fargo & Co.
7.50%[1]	5,403	6,370,083
KKR & Company, Inc.
6.00% due 09/15/23[1]	16,364	1,143,189
Total Financial		17,409,522
Utilities - 0.8%
NextEra Energy, Inc.
6.93% due 09/01/25[1]	53,185	2,432,150
6.22% due 09/01/23[1]	8,424	416,988
AES Corp.
6.88% due 02/15/24[1]	10,249	877,212
Total Utilities		3,726,350
Industrial - 0.5%
Chart Industries, Inc.
6.75% due 12/15/25[1]	27,433	1,980,388
Communications - 0.1%
Paramount Global
5.75% due 04/01/24[1]	28,082	641,674
Total Convertible Preferred Stocks
(Cost $23,738,030)		23,757,934
CLOSED-END FUNDS† - 1.0%
PGIM Global High Yield Fund, Inc.[1]	200,000	2,276,000
First Trust High Yield Opportunities 2027 Term Fund[1]	150,000	2,100,000
Total Closed-End Funds
(Cost $4,442,878)		4,376,000
MONEY MARKET FUND† - 3.8%
Morgan Stanley Institutional Liquidity Government Portfolio - Institutional Class, 5.25%[1,2]	16,785,624	16,785,624
Total Money Market Fund
(Cost $16,785,624)		16,785,624
	Face Amount~	Value
CONVERTIBLE BONDS†† - 77.0%
Consumer, Cyclical - 15.9%
NCL Corporation Ltd.
1.13% due 02/15/27[1]	5,676,000	5,333,075
5.38% due 08/01/25[1]	3,090,000	4,313,640
Marriott Vacations Worldwide Corp.
3.25% due 12/15/27[1,3]	7,830,000	7,536,375
Southwest Airlines Co.
1.25% due 05/01/25[1]	6,521,000	7,191,033
Pirelli & C SpA
due 12/22/25[1,4]	EUR 4,300,000	4,663,070
Wynn Macau Ltd.
4.50% due 03/07/29[1,3]	3,209,000	3,557,177
Rivian Automotive, Inc.
4.63% due 03/15/29[1,3]	2,045,000	3,305,743
Ford Motor Co.
due 03/15/26[1,4]	2,897,000	2,969,425
Burlington Stores, Inc.
2.25% due 04/15/25[1]	2,528,000	2,747,620
Live Nation Entertainment, Inc.
3.13% due 01/15/29[1,3]	2,460,000	2,692,470
ANLLIAN Capital Ltd.
due 02/05/25[1,4]	EUR 1,900,000	2,237,814
Sail Vantage Ltd.
due 01/13/27[1,4]	HKD 18,000,000	2,044,956
Carnival Corp.
5.75% due 12/01/27[1,3]	1,219,000	2,031,463
Spirit Airlines, Inc.
1.00% due 05/15/26[1]	2,000,000	1,770,374
DraftKings Holdings, Inc.
due 03/15/28[1,4]	2,100,000	1,635,900
Royal Caribbean Cruises Ltd.
6.00% due 08/15/25[1,3]	688,000	1,581,712
ANA Holdings, Inc.
due 12/10/31[1,4]	JPY 180,000,000	1,549,408

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

	Face Amount~	Value
CONVERTIBLE BONDS†† - 77.0% (continued)
Consumer, Cyclical - 15.9% (continued)
American Airlines Group, Inc.
6.50% due 07/01/25[1]	1,153,000	$1,417,037
Peloton Interactive, Inc.
due 02/15/26[1,4]	1,845,000	1,416,273
Zhongsheng Group Holdings Ltd.
due 05/21/25[1,4]	HKD 10,000,000	1,353,751
H World Group Ltd.
3.00% due 05/01/26[1]	923,000	1,186,516
JetBlue Airways Corp.
0.50% due 04/01/26[1]	1,357,000	1,107,034
Fisker, Inc.
2.50% due 09/15/26[1,3]	2,000,000	1,077,182
Vinpearl JSC
3.25% due 09/21/26[1]	1,200,000	924,000
Topgolf Callaway Brands Corp.
2.75% due 05/01/26[1]	684,000	890,226
Lucid Group, Inc.
1.25% due 12/15/26[1,3]	1,148,000	771,169
National Vision Holdings, Inc.
2.50% due 05/15/25[1]	758,000	758,379
Deutsche Lufthansa AG
2.00% due 11/17/25[1]	EUR 600,000	754,931
WH Smith plc
1.63% due 05/07/26[1]	GBP 600,000	684,112
Penn Entertainment, Inc.
2.75% due 05/15/26[1]	518,000	681,688
Takashimaya Company Ltd.
due 12/06/28[1,4]	JPY 80,000,000	630,349
Total Consumer, Cyclical		70,813,902
Technology - 14.1%
Tyler Technologies, Inc.
0.25% due 03/15/26[1]	4,440,000	4,464,420
CyberArk Software Ltd.
due 11/15/24[1,4]	3,566,000	4,192,189
Five9, Inc.
0.50% due 06/01/25[1]	4,097,000	4,070,370
Wolfspeed, Inc.
1.88% due 12/01/29[1,3]	3,624,000	3,138,384
0.25% due 02/15/28[1]	815,000	682,155
Splunk, Inc.
1.13% due 09/15/25[1]	3,350,000	3,356,281
BILL Holdings, Inc.
due 12/01/25[1,4]	2,986,000	3,215,922
Zscaler, Inc.
0.13% due 07/01/25[1]	2,455,000	3,026,816
Health Catalyst, Inc.
2.50% due 04/15/25[1]	3,000,000	2,947,901
Lumentum Holdings, Inc.
1.50% due 12/15/29[1,3]	1,608,000	1,586,292
0.50% due 12/15/26[1]	1,382,000	1,201,085
Akamai Technologies, Inc.
0.38% due 09/01/27[1]	2,120,000	2,093,500
Datadog, Inc.
0.13% due 06/15/25[1]	1,464,000	2,014,134
Dropbox, Inc.
due 03/01/28[1,4]	2,054,000	1,989,299
Rapid7, Inc.
0.25% due 03/15/27[1]	2,202,000	1,928,126
ON Semiconductor Corp.
0.50% due 03/01/29[1,3]	1,544,000	1,887,813
SK Hynix, Inc.
1.75% due 04/11/30[1]	1,400,000	1,851,533
RingCentral, Inc.
due 03/01/25[1,4]	2,000,000	1,850,000
Bentley Systems, Inc.
0.13% due 01/15/26[1]	1,649,000	1,690,452
MicroStrategy, Inc.
due 02/15/27[1,4]	2,288,000	1,657,545
STMicroelectronics N.V.
due 08/04/27[1,4]	1,200,000	1,536,490
DigitalOcean Holdings, Inc.
due 12/01/26[1,4]	1,744,000	1,388,647
Lenovo
2.50% due 08/26/29[1]	1,031,000	1,259,109
Box, Inc.
due 01/15/26[1,4]	877,000	1,138,346
Unity Software, Inc.
due 11/15/26[1,4]	1,378,000	1,109,290
Evolent Health, Inc.
1.50% due 10/15/25[1]	951,000	1,084,519
MongoDB, Inc.
0.25% due 01/15/26[1]	525,000	1,073,756
Nutanix, Inc.
0.25% due 10/01/27[1]	1,119,000	972,131
PagerDuty, Inc.
1.25% due 07/01/25[1]	829,000	818,643
BigCommerce Holdings, Inc.
0.25% due 10/01/26[1]	1,024,000	810,496
Rohm Company Ltd.
due 12/05/24[1,4]	JPY 100,000,000	785,649
Xero Investments Ltd.
due 12/02/25[1,4]	865,000	780,663
Ferrotec Holdings Corp.
due 06/23/28[1,4]	JPY 90,000,000	724,504
Cloudflare, Inc.
due 08/15/26[1,4]	822,000	708,564
Total Technology		63,035,024
Consumer, Non-cyclical - 13.9%
Dexcom, Inc.
0.38% due 05/15/28[1,3]	4,100,000	4,141,000
0.25% due 11/15/25[1]	1,982,000	2,095,007
Sarepta Therapeutics, Inc.
1.25% due 09/15/27[1,3]	5,714,000	6,074,774
QIAGEN N.V.
1.00% due 11/13/24[1]	4,400,000	4,809,119
Affirm Holdings, Inc.
due 11/15/26[1,4]	6,040,000	4,507,350
Shift4 Payments, Inc.
due 12/15/25[1,4]	3,867,000	4,218,897
Halozyme Therapeutics, Inc.
1.00% due 08/15/28[1,3]	3,945,000	3,958,808
Exact Sciences Corp.
0.38% due 03/15/27[1]	1,770,000	1,948,106
0.38% due 03/01/28[1]	1,344,000	1,400,948
Jazz Investments I Ltd.
2.00% due 06/15/26[1]	2,980,000	3,099,200

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	July 31, 2023

	Face Amount~	Value
CONVERTIBLE BONDS†† - 77.0% (continued)
Consumer, Non-cyclical - 13.9% (continued)
Block, Inc.
0.13% due 03/01/25[1]	2,774,000	$2,754,582
Alnylam Pharmaceuticals, Inc.
1.00% due 09/15/27[1,3]	2,281,000	2,237,215
Omnicell, Inc.
0.25% due 09/15/25[1]	2,328,000	2,236,044
Amadeus IT Group S.A.
1.50% due 04/09/25[1]	EUR 1,100,000	1,515,693
Haemonetics Corp.
due 03/01/26[1,4]	1,682,000	1,463,418
Elis S.A.
2.25% due 09/22/29[1]	EUR 1,000,000	1,410,555
Post Holdings, Inc.
2.50% due 08/15/27[1,3]	1,293,000	1,291,707
Cytokinetics, Inc.
3.50% due 07/01/27[1]	1,325,000	1,232,899
Lantheus Holdings, Inc.
2.63% due 12/15/27[1,3]	859,000	1,146,142
Mirum Pharmaceuticals, Inc.
4.00% due 05/01/29[1,3]	953,000	1,072,721
Insulet Corp.
0.38% due 09/01/26[1]	735,000	977,183
TransMedics Group, Inc.
1.50% due 06/01/28[1,3]	741,000	907,112
Bridgebio Pharma, Inc.
2.50% due 03/15/27[1]	730,000	813,897
Envista Holdings Corp.
2.38% due 06/01/25[1]	468,000	793,573
Natera, Inc.
2.25% due 05/01/27[1]	563,000	772,157
Guardant Health, Inc.
due 11/15/27[1,4]	1,041,000	766,351
Herbalife Ltd.
2.63% due 03/15/24[1]	791,000	766,084
Chefs' Warehouse, Inc.
2.38% due 12/15/28[1,3]	720,000	762,120
Cutera, Inc.
4.00% due 06/01/29[1,3]	1,040,000	753,480
BioMarin Pharmaceutical, Inc.
1.25% due 05/15/27[1]	738,000	744,814
Cerevel Therapeutics Holdings, Inc.
2.50% due 08/15/27[1,3]	770,000	736,505
Ionis Pharmaceuticals, Inc.
1.75% due 06/15/28[1,3]	679,000	682,395
Total Consumer, Non-cyclical		62,089,856
Communications - 11.0%
Zillow Group, Inc.
1.38% due 09/01/26[1]	4,918,000	6,548,317
Liberty Media Corp.
3.75% due 03/15/28[1,3]	4,586,000	5,007,912
Match Group Financeco 3, Inc.
2.00% due 01/15/30[1,3]	4,736,000	4,434,867
Palo Alto Networks, Inc.
0.38% due 06/01/25[1]	1,328,000	3,344,568
Farfetch Ltd.
3.75% due 05/01/27[1]	3,303,000	2,660,981
Etsy, Inc.
0.13% due 10/01/26[1]	1,503,000	1,993,729
0.13% due 09/01/27[1]	465,000	410,412
Lyft, Inc.
1.50% due 05/15/25[1]	2,595,000	2,375,722
Snap, Inc.
0.75% due 08/01/26[1]	2,474,000	2,301,439
DISH Network Corp.
due 12/15/25[1,4]	3,709,000	2,278,926
Wayfair, Inc.
3.25% due 09/15/27[1,3]	1,233,000	1,772,438
1.00% due 08/15/26[1]	545,000	475,329
Delivery Hero SE
3.25% due 02/21/30[1]	EUR 1,800,000	2,013,907
America Movil BV
due 03/02/24[1,4]	EUR 1,600,000	1,904,066
Sea Ltd.
2.38% due 12/01/25[1]	1,020,000	1,101,600
0.25% due 09/15/26[1]	852,000	690,120
Viavi Solutions, Inc.
1.63% due 03/15/26[1,3]	1,501,000	1,534,773
Nice Ltd.
due 09/15/25[1,4]	1,483,000	1,459,661
Meituan
due 04/27/28[1,4]	1,700,000	1,412,700
Uber Technologies, Inc.
due 12/15/25[1,4]	1,335,000	1,288,791
Cable One, Inc.
1.13% due 03/15/28[1]	1,387,000	1,064,522
Bharti Airtel Ltd.
1.50% due 02/17/25[1]	650,000	947,263
Ziff Davis, Inc.
1.75% due 11/01/26[1,3]	862,000	823,210
MakeMyTrip Ltd.
due 02/15/28[1,4]	711,000	721,076
Booking Holdings, Inc.
0.75% due 05/01/25[1]	272,000	441,320
Total Communications		49,007,649
Financial - 7.3%
Citigroup Global Markets Holdings Incorporated/United States
0.25% due 03/22/28[1]	2,702,000	3,034,095
0.25% due 01/13/28[1]	2,227,000	2,049,301
Pebblebrook Hotel Trust
1.75% due 12/15/26[1]	5,596,000	4,907,739
Realogy Group LLC / Realogy Company-Issuer Corp.
0.25% due 06/15/26[1]	4,858,000	3,746,975
SoFi Technologies, Inc.
due 10/15/26[1,3,4]	4,000,000	3,424,000
Morgan Stanley Finance LLC
0.25% due 01/27/28[1]	2,882,000	2,710,953
JPMorgan Chase Financial Company LLC
0.50% due 06/15/27[1]	2,091,000	2,697,390

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	July 31, 2023

	Face Amount~	Value
CONVERTIBLE BONDS†† - 77.0% (continued)
Financial - 7.3% (continued)
JPMorgan Chase Bank North America
due 06/10/24[1,4]	EUR 1,200,000	$1,476,818
due 02/18/24[1,4]	EUR 600,000	704,776
Barclays Bank plc
due 01/24/25[1,4]	EUR 1,600,000	1,852,883
Eve Battery Investment Ltd.
0.75% due 11/22/26[1]	1,451,000	1,290,665
Vingroup JSC
3.00% due 04/20/26[1]	1,400,000	1,217,720
Bread Financial Holdings, Inc.
4.25% due 06/15/28[1,3]	797,000	991,468
SBI Holdings, Inc.
due 07/25/25[1,4]	JPY 120,000,000	957,762
BNP Paribas SA/New York NY
due 05/13/25[1,4]	EUR 700,000	908,775
Redfin Corp.
due 10/15/25[1,4]	726,000	603,306
Total Financial		32,574,626
Energy - 5.6%
Nabors Industries, Inc.
1.75% due 06/15/29[1,3]	6,336,000	5,515,488
Enphase Energy, Inc.
due 03/01/28[1,4]	4,398,000	3,984,780
NextEra Energy Partners, LP
due 11/15/25[1,3,4]	3,475,000	3,144,875
Array Technologies, Inc.
1.00% due 12/01/28[1]	2,602,000	2,682,662
RAG-Stiftung
1.88% due 11/16/29[1]	EUR 1,300,000	1,511,294
due 06/17/26[1,4]	EUR 800,000	820,649
SolarEdge Technologies, Inc.
due 09/15/25[1,4]	1,967,000	2,224,677
Pioneer Natural Resources Co.
0.25% due 05/15/25[1]	785,000	1,886,691
Northern Oil and Gas, Inc.
3.63% due 04/15/29[1,3]	1,201,000	1,469,325
Equities Corp.
1.75% due 05/01/26[1]	435,000	1,256,613
CIMC Enric Holdings Ltd.
due 11/30/26[1,4]	HKD 5,000,000	621,257
Total Energy		25,118,311
Industrial - 4.7%
Rheinmetall AG
2.25% due 02/07/30[1]	EUR 2,300,000	2,719,492
1.88% due 02/07/28[1]	EUR 1,000,000	1,172,395
Bloom Energy Corp.
3.00% due 06/01/28[1,3]	2,203,000	2,653,220
2.50% due 08/15/25[1]	641,000	828,492
Safran S.A.
0.88% due 05/15/27[1]	13,679**	2,354,241
Cellnex Telecom S.A.
0.50% due 07/05/28[1]	EUR 1,500,000	1,732,464
0.75% due 11/20/31[1]	EUR 700,000	599,950
Duerr AG
0.75% due 01/15/26[1]	EUR 1,200,000	1,368,297
SPIE SA
2.00% due 01/17/28[1]	EUR 1,200,000	1,362,540
ZTO Express Cayman, Inc.
1.50% due 09/01/27[1,3]	1,265,000	1,335,208
DHL Group
0.05% due 06/30/25[1]	EUR 1,200,000	1,306,061
Schneider Electric SE
due 06/15/26[4]	4,935**	1,000,656
World Kinect Corp.
3.25% due 07/01/28[1,3]	831,000	840,141
Prysmian SpA
due 02/02/26[1,4]	EUR 700,000	796,689
Sika A.G.
0.15% due 06/05/25[1]	CHF 380,000	633,994
Total Industrial		20,703,840
Basic Materials - 3.3%
LG Chem Ltd.
1.25% due 07/18/28[1]	3,300,000	3,504,821
Nippon Steel Corp.
due 10/04/24[1,4]	JPY 130,000,000	1,222,867
due 10/05/26[1,4]	JPY 130,000,000	1,218,064
Glencore Funding LLC
due 03/27/25[1,4]	1,800,000	1,934,408
due 03/27/25[4]	200,000	214,934
Ivanhoe Mines Ltd.
2.50% due 04/15/26[1,3]	1,083,000	1,657,435
SGL Carbon SE
5.75% due 06/28/28[1]	EUR 1,300,000	1,445,891
MP Materials Corp.
0.25% due 04/01/26[1,3]	1,359,000	1,240,864
Lithium Americas Corp.
1.75% due 01/15/27[1]	1,366,000	1,058,650
POSCO Holdings Inc.
due 09/01/26[1,4]	EUR 600,000	954,947
Total Basic Materials		14,452,881
Utilities - 1.2%
Veolia Environnement S.A.
due 01/01/25[1,4]	58,552**	2,090,418
Duke Energy Corp.
4.13% due 04/15/26[1,3]	1,131,000	1,116,297
CenterPoint Energy, Inc.
3.37% due 09/15/29[1]	26,551**	1,009,071
CMS Energy Corp.
3.38% due 05/01/28[1,3]	652,000	652,000
NRG Energy, Inc.
2.75% due 06/01/48[1]	608,000	649,040
Total Utilities		5,516,826
Total Convertible Bonds
(Cost $335,512,906)		343,312,915
CORPORATE BONDS†† - 65.0%
Consumer, Cyclical - 20.0%
Ford Motor Credit Company LLC
6.95% due 03/06/26[1]	3,073,000	3,106,124
2.30% due 02/10/25[1]	3,062,000	2,873,875
5.58% due 03/18/24[1]	2,000,000	1,987,512
International Game Technology plc
6.50% due 02/15/25[1,3]	3,000,000	3,007,200
4.13% due 04/15/26[1,3]	2,792,000	2,650,341

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	July 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 65.0% (continued)
Consumer, Cyclical - 20.0% (continued)
Victoria's Secret & Co.
4.63% due 07/15/29[1,3]	5,546,000	$4,168,001
Macy's Retail Holdings LLC
6.13% due 03/15/32[1,3]	3,000,000	2,680,079
5.88% due 04/01/29[1,3]	1,522,000	1,415,422
Sands China Ltd.
5.63% due 08/08/25[1]	1,676,000	1,642,386
5.90% due 08/08/28[1]	1,676,000	1,632,447
Evergreen Acqco 1 Limited Partnership / TVI, Inc.
9.75% due 04/26/28[1,3]	3,041,000	3,173,131
American Airlines Incorporated/AAdvantage Loyalty IP Ltd.
5.75% due 04/20/29[1,3]	3,251,000	3,149,817
Spirit Loyalty Cayman Limited / Spirit IP Cayman Ltd
8.00% due 09/20/25[1,3]	2,750,000	2,776,067
LSF9 Atlantis Holdings LLC / Victra Finance Corp.
7.75% due 02/15/26[1,3]	2,943,000	2,762,597
Caesars Entertainment, Inc.
6.25% due 07/01/25[1,3]	2,742,000	2,729,690
Dave & Buster's, Inc.
7.63% due 11/01/25[1,3]	2,578,000	2,607,074
SeaWorld Parks & Entertainment, Inc.
5.25% due 08/15/29[1,3]	2,812,000	2,533,331
Nissan Motor Acceptance Company LLC
2.00% due 03/09/26[1,3]	2,793,000	2,497,472
Hilton Domestic Operating Company, Inc.
4.00% due 05/01/31[1,3]	2,850,000	2,488,303
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.50% due 03/01/25[1,3]	2,311,000	2,269,572
Abercrombie & Fitch Management Co.
8.75% due 07/15/25[1,3]	2,235,000	2,268,931
MGM Resorts International
6.75% due 05/01/25[1]	2,221,000	2,232,667
Ferrellgas Limited Partnership / Ferrellgas Finance Corp.
5.88% due 04/01/29[1,3]	2,355,000	2,028,211
Live Nation Entertainment, Inc.
3.75% due 01/15/28[1,3]	2,235,000	2,007,611
Kontoor Brands, Inc.
4.13% due 11/15/29[1,3]	2,108,000	1,804,332
Windsor Holdings III LLC
8.50% due 06/15/30[1,3]	1,788,000	1,799,175
Dealer Tire LLC / DT Issuer LLC
8.00% due 02/01/28[1,3]	1,931,000	1,778,158
VistaJet Malta Finance plc / Vista Management Holding, Inc.
6.38% due 02/01/30[1,3]	2,032,000	1,722,557
Aston Martin Capital Holdings Ltd.
10.50% due 11/30/25[1,3]	1,676,000	1,696,298
Fertitta Entertainment LLC / Fertitta Entertainment Finance Company, Inc.
6.75% due 01/15/30[1,3]	1,955,000	1,682,803
Nordstrom, Inc.
2.30% due 04/08/24[1]	1,708,000	1,655,752
American Airlines, Inc.
11.75% due 07/15/25[1,3]	1,476,000	1,623,997
Jacobs Entertainment, Inc.
6.75% due 02/15/29[1,3]	1,762,000	1,603,517
Carnival Corp.
4.00% due 08/01/28[1,3]	1,751,000	1,558,683
Carnival Holdings Bermuda Ltd.
10.38% due 05/01/28[1,3]	1,397,000	1,525,956
Vista Outdoor, Inc.
4.50% due 03/15/29[1,3]	1,763,000	1,500,339
NCL Corporation Ltd.
7.75% due 02/15/29[1,3]	1,416,000	1,357,523
Bath & Body Works, Inc.
6.88% due 11/01/35[1]	1,396,000	1,296,698
Staples, Inc.
7.50% due 04/15/26[1,3]	1,397,000	1,155,704
American Greetings Corp.
8.75% due 04/15/25[1,3]	1,111,000	1,076,241
Hanesbrands, Inc.
9.00% due 02/15/31[1,3]	1,000,000	1,019,735
Michaels Companies, Inc.
7.88% due 05/01/29[1,3]	1,399,000	995,025
Michael Kors USA, Inc.
4.25% due 11/01/24[1,3]	975,000	943,805
Ford Motor Co.
6.10% due 08/19/32[1]	951,000	920,540
Total Consumer, Cyclical		89,404,699
Communications - 10.9%
CCO Holdings LLC / CCO Holdings Capital Corp.
5.00% due 02/01/28[1,3]	2,729,000	2,524,518
4.25% due 01/15/34[1,3]	2,752,000	2,119,243
Sirius XM Radio, Inc.
4.00% due 07/15/28[1,3]	3,212,000	2,797,711
3.13% due 09/01/26[1,3]	2,000,000	1,808,880
Urban One, Inc.
7.38% due 02/01/28[1,3]	5,159,000	4,560,556
News Corp.
5.13% due 02/15/32[1,3]	3,391,000	3,105,817
Match Group Holdings II LLC
4.13% due 08/01/30[1,3]	3,104,000	2,681,390
Ciena Corp.
4.00% due 01/31/30[1,3]	2,831,000	2,479,956
Directv Financing LLC / Directv Financing Company-Obligor, Inc.
5.88% due 08/15/27[1,3]	2,708,000	2,445,400
Nexstar Media, Inc.
4.75% due 11/01/28[1,3]	2,562,000	2,260,478

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	July 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 65.0% (continued)
Communications - 10.9% (continued)
Stagwell Global LLC
5.63% due 08/15/29[1,3]	2,648,000	$2,256,096
Rakuten Group, Inc.
10.25% due 11/30/24[1,3]	2,221,000	2,220,048
Acuris Finance US Incorporated / Acuris Finance SARL
5.00% due 05/01/28[1,3]	2,729,000	2,170,687
McGraw-Hill Education, Inc.
8.00% due 08/01/29[1,3]	2,508,000	2,159,526
Level 3 Financing, Inc.
3.75% due 07/15/29[1,3]	1,676,000	1,101,129
3.40% due 03/01/27[1,3]	1,117,000	981,967
CSC Holdings LLC
5.25% due 06/01/24[1]	2,220,000	2,072,456
Cable One, Inc.
4.00% due 11/15/30[1,3]	2,233,000	1,767,643
Cablevision Lightpath LLC
5.63% due 09/15/28[1,3]	1,991,000	1,518,239
DISH Network Corp.
11.75% due 11/15/27[1,3]	1,392,000	1,404,481
CommScope, Inc.
8.25% due 03/01/27[1,3]	1,675,000	1,269,769
DISH DBS Corp.
5.25% due 12/01/26[1,3]	1,392,000	1,144,898
Intelsat Jackson Holdings S.A.
6.50% due 03/15/30[1,3]	1,117,000	1,023,146
Charter Communications Operating LLC / Charter Communications Operating Capital
3.50% due 06/01/41[1]	1,106,000	745,500
Total Communications		48,619,534
Consumer, Non-cyclical - 10.6%
Primo Water Holdings, Inc.
4.38% due 04/30/29[1,3]	3,749,000	3,265,540
Land O'Lakes Capital Trust I
7.45% due 03/15/28[1,3]	3,212,000	3,035,340
TriNet Group, Inc.
3.50% due 03/01/29[1,3]	3,222,000	2,818,058
Encompass Health Corp.
4.63% due 04/01/31[1]	2,987,000	2,656,808
Adtalem Global Education, Inc.
5.50% due 03/01/28[1,3]	2,794,000	2,601,963
Pediatrix Medical Group, Inc.
5.38% due 02/15/30[1,3]	2,716,000	2,453,643
Prestige Brands, Inc.
3.75% due 04/01/31[1,3]	2,793,000	2,341,225
Teva Pharmaceutical Finance Netherlands III BV
6.75% due 03/01/28[1]	2,235,000	2,213,639
Varex Imaging Corp.
7.88% due 10/15/27[1,3]	2,183,000	2,193,053
ASGN, Inc.
4.63% due 05/15/28[1,3]	2,272,000	2,085,425
Edgewell Personal Care Co.
4.13% due 04/01/29[1,3]	2,345,000	2,053,575
Sotheby's
7.38% due 10/15/27[1,3]	2,234,000	1,981,659
Kedrion SpA
6.50% due 09/01/29[1,3]	2,236,000	1,934,140
Central Garden & Pet Co.
4.13% due 04/30/31[1,3]	2,286,000	1,910,133
Service Corporation International
3.38% due 08/15/30[1]	2,271,000	1,895,575
Tenet Healthcare Corp.
4.38% due 01/15/30[1]	2,115,000	1,888,256
HLF Financing SARL LLC / Herbalife International, Inc.
4.88% due 06/01/29[1,3]	2,326,000	1,770,551
Mobius Merger Sub, Inc.
9.00% due 06/01/30[1,3]	1,955,000	1,764,272
Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.
7.00% due 12/31/27[1,3]	1,955,000	1,715,683
LifePoint Health, Inc.
9.88% due 08/15/30[3]	1,676,000	1,676,699
MPH Acquisition Holdings LLC
5.50% due 09/01/28[1,3]	1,759,000	1,530,738
CHS/Community Health Systems, Inc.
5.25% due 05/15/30[1,3]	1,675,000	1,341,868
Total Consumer, Non-cyclical		47,127,843
Energy - 10.0%
Venture Global LNG, Inc.
8.38% due 06/01/31[1,3]	3,072,000	3,120,517
Permian Resources Operating LLC
5.88% due 07/01/29[1,3]	3,135,000	2,989,580
Genesis Energy Limited Partnership / Genesis Energy Finance Corp.
8.88% due 04/15/30[1]	2,794,000	2,790,160
Nabors Industries, Inc.
7.38% due 05/15/27[1,3]	2,652,000	2,596,281
Tallgrass Energy Partners Limited Partnership / Tallgrass Energy Finance Corp.
6.00% due 03/01/27[1,3]	2,672,000	2,534,541
Hilcorp Energy I Limited Partnership / Hilcorp Finance Co.
6.25% due 04/15/32[1,3]	2,651,000	2,412,133
Civitas Resources, Inc.
8.75% due 07/01/31[1,3]	2,236,000	2,317,055
Transocean, Inc.
8.75% due 02/15/30[1,3]	2,233,000	2,313,836
Parkland Corp.
4.63% due 05/01/30[1,3]	2,632,000	2,312,301
Calumet Specialty Products Partners Limited Partnership / Calumet Finance Corp.
9.75% due 07/15/28[1,3]	2,235,000	2,232,131

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	July 31, 2023

	Face Amount~	Value
CORPORATE BONDS†† - 65.0% (continued)
Energy - 10.0% (continued)
Martin Midstream Partners Limited Partnership / Martin Midstream Finance Corp.
11.50% due 02/15/28[1,3]	2,235,000	$2,209,555
Harvest Midstream I, LP
7.50% due 09/01/28[1,3]	2,202,000	2,166,072
Alliance Resource Operating Partners Limited Partnership / Alliance Resource Finance Corp.
7.50% due 05/01/25[1,3]	1,985,000	1,983,335
CNX Resources Corp.
7.38% due 01/15/31[1,3]	1,988,000	1,972,962
Aethon United BR Limited Partnership / Aethon United Finance Corp.
8.25% due 02/15/26[1,3]	1,956,000	1,942,870
Vermilion Energy, Inc.
6.88% due 05/01/30[1,3]	2,047,000	1,900,098
Southwestern Energy Co.
5.38% due 03/15/30[1]	2,009,000	1,881,768
EnLink Midstream Partners, LP
5.60% due 04/01/44[1]	2,218,000	1,827,311
Northern Oil and Gas, Inc.
8.75% due 06/15/31[1,3]	1,676,000	1,690,874
New Fortress Energy, Inc.
6.50% due 09/30/26[1,3]	1,640,000	1,506,791
Total Energy		44,700,171
Technology - 4.6%
Open Text Corp.
3.88% due 12/01/29[1,3]	2,793,000	2,365,287
Synaptics, Inc.
4.00% due 06/15/29[1,3]	2,681,000	2,317,167
Consensus Cloud Solutions, Inc.
6.50% due 10/15/28[1,3]	2,622,000	2,269,053
Seagate HDD Cayman
5.75% due 12/01/34[1]	1,644,000	1,459,521
8.50% due 07/15/31[1,3]	559,000	584,230
Playtika Holding Corp.
4.25% due 03/15/29[1,3]	2,068,000	1,826,949
McAfee Corp.
7.38% due 02/15/30[1,3]	1,985,000	1,717,409
Kyndryl Holdings, Inc.
4.10% due 10/15/41[1]	2,528,000	1,670,312
NCR Corp.
5.13% due 04/15/29[1,3]	1,704,000	1,525,323
MSCI, Inc.
3.88% due 02/15/31[1,3]	1,676,000	1,488,824
CA Magnum Holdings
5.38% due 10/31/26[1,3]	1,586,000	1,478,945
Ahead DB Holdings LLC
6.63% due 05/01/28[1,3]	1,393,000	1,203,364
Alteryx, Inc.
1.00% due 08/01/26[1]	928,000	789,960
Total Technology		20,696,344
Financial - 3.3%
Iron Mountain, Inc.
4.50% due 02/15/31[1,3]	2,644,000	2,280,463
7.00% due 02/15/29[1,3]	559,000	561,478
PRA Group, Inc.
5.00% due 10/01/29[1,3]	3,536,000	2,700,443
Realogy Group LLC / Realogy Company-Issuer Corp.
5.75% due 01/15/29[1,3]	2,514,000	1,862,862
Aretec Escrow Issuer, Inc.
7.50% due 04/01/29[1,3]	1,940,000	1,755,185
Radian Group, Inc.
4.88% due 03/15/27[1]	1,647,000	1,567,335
NMI Holdings, Inc.
7.38% due 06/01/25[1,3]	1,546,000	1,562,677
Acrisure LLC / Acrisure Finance, Inc.
10.13% due 08/01/26[1,3]	1,397,000	1,431,408
OneMain Finance Corp.
7.13% due 03/15/26[1]	1,117,000	1,107,329
Total Financial		14,829,180
Industrial - 3.1%
Sealed Air Corp.
6.88% due 07/15/33[1,3]	2,291,000	2,397,852
Bombardier, Inc.
7.13% due 06/15/26[1,3]	2,318,000	2,292,272
Energizer Holdings, Inc.
4.38% due 03/31/29[1,3]	2,513,000	2,180,744
VM Consolidated, Inc.
5.50% due 04/15/29[1,3]	2,090,000	1,919,883
Clydesdale Acquisition Holdings, Inc.
8.75% due 04/15/30[1,3]	2,035,000	1,847,142
Embraer Netherlands Finance BV
7.00% due 07/28/30[1,3]	1,676,000	1,698,626
Rand Parent LLC
8.50% due 02/15/30[1,3]	1,398,000	1,316,415
Total Industrial		13,652,934
Basic Materials - 1.7%
First Quantum Minerals Ltd.
8.63% due 06/01/31[1,3]	2,235,000	2,290,875
FMG Resources August 2006 Pty Ltd.
4.38% due 04/01/31[1,3]	2,536,000	2,183,927
Ingevity Corp.
3.88% due 11/01/28[1,3]	2,223,000	1,918,868
Chemours Co.
4.63% due 11/15/29[1,3]	1,376,000	1,162,176
Total Basic Materials		7,555,846
Utilities - 0.8%
NRG Energy, Inc.
5.25% due 06/15/29[1,3]	3,968,000	3,584,726
Total Corporate Bonds
(Cost $299,668,896)		290,171,277

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	July 31, 2023

ASSET-BACKED SECURITIES††,◊ - 9.2%
Collateralized Loan Obligations - 9.2%
720 East CLO Ltd.
2023-IA, 10.73% (3 Month Term SOFR + 5.85%, Rate Floor: 5.85%) due 04/15/36[1,3]	4,000,000	$3,963,468
Dryden 49 Senior Loan Fund
2021-49A, 8.97% (3 Month Term SOFR + 3.66%, Rate Floor: 3.40%) due 07/18/30[1,3]	4,000,000	3,683,228
Sound Point CLO III-R Ltd.
2018-2RA, 8.52% (3 Month Term SOFR + 3.21%, Rate Floor: 3.21%) due 04/15/29[1,3]	3,500,000	3,388,959
Galaxy 31 CLO Ltd.
2023-31A, 10.03% (3 Month Term SOFR + 5.25%, Rate Floor: 5.25%) due 04/15/36[1,3]	3,400,000	3,387,658
Park Blue CLO Ltd.
2023-3A, 10.36% (3 Month Term SOFR + 5.40%, Rate Floor: 5.40%) due 04/20/36[1,3]	3,400,000	3,380,566
1988 CLO 2 Ltd.
2023-2A, 11.22% (3 Month Term SOFR + 6.40%, Rate Floor: 6.40%) due 04/15/38[1,3]	3,000,000	3,017,073
Barrow Hanley CLO I Ltd.
2023-1A, 11.03% (3 Month Term SOFR + 6.16%, Rate Floor: 6.16%) due 04/20/35[1,3]	3,000,000	3,011,715
Crown City CLO V
2023-5A, 10.59% (3 Month Term SOFR + 5.65%, Rate Floor: 5.65%) due 04/20/34[1,3]	3,000,000	3,002,169
Fortress Credit BSL Ltd.
2023-1A, 11.22% (3 Month Term SOFR + 6.17%, Rate Floor: 6.17%) due 04/23/36[1,3]	3,000,000	2,989,419
Invesco US CLO Ltd.
2023-2A, 9.81% (3 Month Term SOFR + 4.95%, Rate Floor: 4.95%) due 04/21/36[1,3]	2,750,000	2,664,398
Parallel Ltd.
2023-1A, 11.43% (3 Month Term SOFR + 6.17%, Rate Floor: 6.17%) due 07/20/36[1,3]	2,500,000	2,515,175
OZLM XXIV Ltd.
2021-24A, 8.99% (3 Month Term SOFR + 3.66%, Rate Floor: 3.66%) due 07/20/32[1,3]	2,500,000	2,307,047
Sound Point CLO XXVII Ltd.
2021-2A, 8.96% (3 Month Term SOFR + 3.61%, Rate Floor: 3.35%) due 10/25/34[1,3]	2,500,000	2,207,323
Empower CLO Ltd.
2023-2A, 10.74% (3 Month Term SOFR + 5.40%, Rate Floor: 5.40%) due 07/15/36[3]	1,500,000	1,500,000
Total Collateralized Loan Obligations		41,018,198
Total Asset-Backed Securities
(Cost $41,162,722)		41,018,198
SENIOR FLOATING RATE INTERESTS††,◊ - 1.6%
Industrial - 1.1%
TransDigm, Inc.
8.57% (1 Month Term SOFR +3.25%, Rate Floor : 3.25%) due 08/24/28	2,761,635	2,762,721
Emerald Debt Merger Sub LLC
8.32% (1 Month Term SOFR +3.00%, Ratle Floor: 3.00%) due 05/05/30	2,295,872	2,295,155
Total Industrial		5,057,876
Consumer, Cyclical - 0.5%
Alterra Mountain Co.
8.93% (1 Month USD LIBOR +3.50%, Rate Floor: 4.00%) due 08/17/28	2,316,285	2,311,074
Total Senior Floating Rate Interests
(Cost $7,321,931)		7,368,950
Total Investments - 177.1%
(Cost $788,531,777)		$ 790,051,403
Other Assets & Liabilities, net - (77.1)%		(344,017,604)
Total Net Assets - 100.0%		$ 446,033,799

Forward Foreign Currency Exchange Contracts††
Counterparty	Currency	Type	Quantity	Contract Amount	Settlement Date	Unrealized Appreciation (Depreciation)
Bank of New York Mellon	JPY	Sell	992,158,000	7,186,690 USD	09/13/23	$152,869
Bank of New York Mellon	EUR	Buy	1,410,898	1,554,861 USD	09/13/23	4,254
Bank of New York Mellon	HKD	Buy	2,107,000	269,995 USD	09/13/23	274
Bank of New York Mellon	HKD	Sell	33,384,640	4,269,802 USD	09/13/23	(12,514)
Bank of New York Mellon	GBP	Sell	542,350	681,623 USD	09/13/23	(16,332)
Bank of New York Mellon	CHF	Sell	514,708	576,152 USD	09/13/23	(20,562)
Bank of New York Mellon	EUR	Sell	39,288,209	42,136,100 USD	09/13/23	(831,105)
						$(723,116)

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	July 31, 2023

~	The face amount is denominated in U.S. dollars unless otherwise indicated.
*	Non-income producing security.
**	Represents shares.
†	Value determined based on Level 1 inputs — See Note 3.
††	Value determined based on Level 2 inputs — See Note 3.
◊	Variable rate security. Rate indicated is the rate effective at July 31, 2023. In some instances, the effective rate is limited by a minimum rate floor or a maximum rate cap established by the issuer. The settlement status of a position may also impact the effective rate indicated. In some cases, a position may be unsettled at period end and may not have a stated effective rate. In instances where multiple underlying reference rates and spread amounts are shown, the effective rate is based on a weighted average.
1

All or a portion of these securities have been physically segregated in connection with the borrowings and reverse repurchase agreements. As of July 31, 2023, the total value of securities segregated was $768,384,934.

2	Rate indicated is the 7-day yield as of July 31, 2023.
3	Security is a 144A or Section 4(a)(2) security. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total market value of 144A or Section 4(a)(2) securities is $379,818,824 (cost $384,044,385), or 85.2% of total net assets.
4	Zero coupon rate security.

CHF — Swiss Franc
EUR — Euro
GBP — British Pound
HKD — Hong Kong Dollar
JPY — Japanese Yen
LIBOR — London Interbank Offered Rate
LLC — Limited Liability Company
plc — Public Limited Company
SARL — Société à Responsabilité Limitée
SOFR — Secured Overnight Financing Rate

See Sector Classification in Other Information section.

The following table summarizes the inputs used to value the Fund's investments at July 31, 2023 (See Note 3 in the Notes to Schedule of Investments):

Investments in Securities (Assets)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$ 63,260,505	$ —	$ —	$ 63,260,505
Convertible Preferred Stocks	23,757,934	—	—	23,757,934
Closed-End Funds	4,376,000	—	—	4,376,000
Money Market Fund	16,785,624	—	—	16,785,624
Convertible Bonds	—	343,312,915	—	343,312,915
Corporate Bonds	—	290,171,277	—	290,171,277
Asset-Backed Securities	—	41,018,198		41,018,198
Senior Floating Rate Interests	—	7,368,950	—	7,368,950
Forward Foreign Currency Exchange Contracts**	—	157,397	—	157,397
Total Assets	$ 108,180,063	$ 682,028,737	$—	$ 790,208,800

Investments in Securities (Liabilities)	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Forward Foreign Currency Exchange Contracts**	$ —	$ 880,513	$ —	$ 880,513

Advent Convertible and Income Fund
SCHEDULE OF INVESTMENTS (Unaudited) continued	July 31, 2023

** This derivative is reported as unrealized appreciation/depreciation at period end.

Please refer to the detailed portfolio for the breakdown of investment type by industry category.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of the period end, reverse repurchase agreements of $176,022,143 are categorized as Level 2 within the disclosure hierarchy — See Note 2.

The Fund did not hold any Level 3 securities during the period ended July 31, 2023.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)	July 31, 2023

Note 1 – Organization and Significant Accounting Policies

Organization

Advent Convertible and Income Fund (the “Fund”) was organized as a Delaware statutory trust on February 19, 2003. The Fund is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is to provide total return through a combination of capital appreciation and current income. The Fund pursues its investment objective by investing at least 80% of its managed assets in a diversified portfolio of convertible securities and non-convertible income producing securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual shareholder report.

Significant Accounting Policies

The Fund operates as an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The following significant accounting policies are in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are consistently followed by the Fund. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities, contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.

(a) Valuation of Investments

The Board of Trustees of the Fund (the “Board”) adopted policies and procedures for the valuation of the Fund's investments (the “Valuation Procedures”). The U.S. Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the 1940 Act (“Rule 2a-5”) which establishes requirements for determining fair value in good faith and became effective September 8, 2022. Rule 2a-5 also defines “readily available market quotations” for purposes of the 1940 Act and establishes requirements for determining whether a fund must fair value a security in good faith.

Pursuant to Rule 2a-5, the Board has designated Advent Capital Management, LLC (“Advent” or the “Adviser”) as the valuation designee to perform fair valuation determinations for the Fund with respect to all Fund investments and other assets. As the Fund’s valuation designee pursuant to Rule 2a-5, the Adviser has adopted separate procedures (the “Valuation Designee Procedures”) reasonably designed to prevent violations of the requirements of Rule 2a-5 and Rule 31a-4. The Adviser, in its role as valuation designee, utilizes a valuation committee (the “Valuation Committee”), in the fair value of the Fund's securities and other assets.

Valuations of the Fund’s securities and other assets are supplied primarily by pricing services appointed pursuant to the processes set forth in the Valuation Procedures. The Adviser, consistent with the monitoring and review responsibilities set forth in the Valuation Designee Procedures, regularly review the appropriateness of the inputs, methods, models and assumptions employed by the pricing services.

If the pricing service cannot or does not provide a valuation for a particular investment or such valuation is deemed unreliable, such investment is fair valued by the Adviser.

Securities listed on an exchange or on an over-the-counter market will be valued at the last reported sale price on the primary exchange or market on which they are traded; provided, however, that securities listed on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) National Market system will be valued at the NASDAQ official closing price, which may not necessarily represent the last sale price.

Equity securities that are traded on an exchange or on the over-the-counter (“OTC”) market and for which there are no transactions on a given day are valued at the mean of the closing bid and asked prices.

Open-end investment companies are valued at their net asset value as of the close of business, on the valuation date. Closed-end investment companies are valued at the last quoted sale price.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	July 31, 2023

Generally, trading in foreign securities markets is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of foreign securities are determined as of the close of such foreign markets or the close of the NYSE, if earlier. All investments quoted in foreign currencies are valued in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the close of U.S. business at 4:00 p.m. Investments in foreign securities may involve risks not present in domestic investments. The Valuation Committee will determine the current value of such foreign securities by taking into consideration certain factors which may include those discussed above, as well as the following factors, among others: the value of the securities traded on other foreign markets, ADR trading, closed-end fund trading, foreign currency exchange activity, and the trading prices of financial products that are tied to foreign securities. In addition, under the Valuation Procedures, the Valuation Committee is authorized to use prices and other information supplied by a third party pricing vendor in valuing foreign securities.

Commercial paper and discount notes are valued based on prices provided by independent pricing services or, if not available or if the Adviser considers that price to not represent fair value, by dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. If sufficient market activity is limited or does not exist, the pricing services or dealers may utilize proprietary valuation models which may, for example, consider market characteristics such as benchmark yield curves, option adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, or other unique security features in order to estimate relevant cash flows, which are then discounted to calculate a security’s fair value. Commercial paper and discount notes with remaining maturities of 60 days or less at the time of valuation are valued at amortized cost, unless the Adviser concludes that amortized cost does not represent the fair value of the applicable asset in which case it will be valued using an independent pricing service. Commercial paper and discount notes which have a term-to-maturity greater than 60 days from the date of purchase are valued at their current market quotations until maturity or disposition. Convertible securities are valued in the same manner as debt securities.

Typically, loans are valued using information provided by an independent third party pricing service which uses broker quotes, among other inputs. If the pricing service cannot or does not provide a valuation for a particular loan, or such valuation is deemed unreliable, such investment is valued based on a quote from a broker-dealer or is fair valued by the Adviser.

Exchange-traded options are valued at the closing price, or if not traded that day at the mean of the bid and ask prices on the principal exchange on which they are traded.

Forward foreign currency exchange contracts are valued daily based on the applicable exchange rate of the underlying currency.

Investments for which market quotations are not readily available are fair valued as determined in good faith by the Adviser. Valuations in accordance with these methods are intended to reflect each security’s (or asset’s or liability’s) “fair value". Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to market prices; sale prices; broker quotes; and models which derive prices based on inputs such as prices of securities with comparable maturities and characteristics, or based on inputs such as anticipated cash flows or collateral, spread over U.S. Treasury securities, and other information analysis.

Note 2 – Financial Instruments and Derivatives

As part of its investment strategy, the Fund utilizes a variety of derivative instruments. These investments involve, to varying degrees, elements of market risk. Valuation and accounting treatment of these instruments can be found under Significant Accounting Policies in Note 1 of these Notes to Schedule of Investments.

Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more other assets, such as securities, currencies, commodities or indices. Derivative instruments may be used to increase investment flexibility (including to maintain cash reserves while maintaining exposure to certain other assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. Derivative instruments may also be used to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. U.S. GAAP requires disclosures to enable investors to better understand how and why a Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	July 31, 2023

The Fund utilized derivatives for the following purposes:

Hedge: an investment made in order to reduce the risk of adverse price movements in a security, by taking an offsetting position to protect against broad market moves.

Income: the use of any instrument that distributes cash flows typically based upon some rate of interest.

Options Purchased and Written

A call option on a security gives the purchaser of the option the right to buy, and the writer of a call option the obligation to sell, the underlying security. The purchaser of a put option has the right to sell, and the writer of the put option the obligation to buy, the underlying security at any time during the option period. The risk associated with purchasing options is limited to the premium originally paid.

The risk in writing a call option is that a Fund may incur a loss if the market price of the underlying security increases and the option is exercised. The risk in writing a put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there may be an imperfect correlation between the movement in prices of options and the underlying securities where a Fund may not be able to enter into a closing transaction because of an illiquid secondary market; or, for OTC options, a Fund may be at risk because of the counterparty’s inability to perform.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract is an agreement between two parties to exchange two designated currencies at a specific time in the future. Certain types of contracts may be cash settled, in an amount equal to the change in exchange rates during the term of the contract. The contracts can be used to hedge or manage exposure to foreign currency risks with portfolio investments or to gain exposure to foreign currencies.

The market value of a forward foreign currency exchange contract changes with fluctuations in foreign currency exchange rates. Furthermore, the Fund may be exposed to risk if the counterparties cannot meet the contract terms or if the currency value changes unfavorably as compared to the U.S. dollar.

In conjunction with the use of derivative instruments, the Fund is required to maintain collateral in various forms. Depending on the financial instrument utilized and the broker involved, the Fund uses margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes or repurchase agreements allocated to the Fund as collateral.

The Fund has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Fund monitors the counterparty credit risk.

Reverse Repurchase Agreements

The Fund may enter into reverse repurchase agreements as part of its financial leverage strategy. Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed upon time and price, which reflects an interest payment. Such agreements have the economic effect of borrowings. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the instruments transferred to another party or the instruments in which the proceeds may be invested would affect the market value of the Fund's assets. As a result, such transactions may increase fluctuations in the market value of the Fund's assets.

Note 3 – Fair Value Measurement

In accordance with U.S. GAAP, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy based on the types of inputs used to value assets and liabilities and requires corresponding disclosure. The hierarchy and the corresponding inputs are summarized below:

Level 1 — unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 — significant other observable inputs (for example quoted prices for securities that are similar based on characteristics such as interest rates, prepayment speeds, credit risk, etc.).

Level 3 — significant unobservable inputs based on the best information available under the circumstances, to the extent observable inputs are not available, which may include assumptions.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) continued	July 31, 2023

Rule 2a-5 sets forth a definition of “readily available market quotations,” which is consistent with the definition of a Level 1 input under U.S. GAAP. Rule 2a-5 provides that “a market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.”

Securities for which market quotations are not readily available must be valued at fair value as determined in good faith. Accordingly, any security priced using inputs other than Level 1 inputs will be subject to fair value requirements. The types of inputs available depend on a variety of factors, such as the type of security and the characteristics of the markets in which it trades, if any. Fair valuation determinations that rely on fewer or no observable inputs require greater judgment. Accordingly, fair value determinations for Level 3 securities require the greatest amount of judgment.

The inputs or methodologies selected and applied for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The suitability, appropriateness and accuracy of the techniques, methodologies and sources employed to determine fair valuation are periodically reviewed and subject to change.

Note 4 – Federal Income Tax Information

The Fund intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund avoids a 4% federal excise tax that is assessed on the amount of the under distribution.

At July 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost, and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation (Depreciation)
$ 792,538,208	$ 26,086,874	$ (29,296,795)	$ (3,209,921)

Note 5 - Market Risks

The value of, or income generated by, the investments held by the Fund are subject to the possibility of rapid and unpredictable fluctuation, and loss that may result from various factors. These factors include, among others, developments affecting individual companies, or from broader influences, including real or perceived changes in prevailing interest rates (which have since risen and may continue to rise), changes in inflation rates or expectations about inflation rates (which are currently elevated relative to normal conditions), adverse investor confidence or sentiment, changing economic, political (including geopolitical), social or financial market conditions, increased instability or general uncertainty, environmental disasters, governmental actions, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), debt crises, actual or threatened wars or other armed conflicts (such as the current Russia-Ukraine conflict and its risk of expansion or collateral economic and other effects) or ratings downgrades, and other similar events, each of which may be temporary or last for extended periods. Moreover, changing economic, political, geopolitical, social, financial market or other conditions in one country or geographic region could adversely affect the value, yield and return of the investments held by the Fund in a different country or geographic region, economy, and market because of the increasingly interconnected global economies and financial markets. The duration and extent of the foregoing types of factors or conditions are highly uncertain and difficult to predict and have in the past, and may in the future, cause volatility and distress in economies and financial markets or other adverse circumstances, which may negatively affect the value of the Fund’s investments and performance of the Fund.

Other Information (Unaudited)	July 31, 2023

Sector Classification

Information in the Schedule of Investments is categorized by sectors using sector-level classifications defined by the Bloomberg Industry Classification System, a widely recognized industry classification system provider. The Fund’s registration statement has investment policies relating to concentration in specific sectors/industries. For purposes of these investment policies, the Fund usually classifies sectors/industries based on industry-level Classifications used by widely recognized industry classification system providers such as Bloomberg Industry Classification System, Global Industry Classification Standards and Barclays Global Classification Scheme.